RELATED PARTY TRANSACTIONS	6 Months Ended
Feb. 28, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Line of Credit from IDI

On October 19, 2022, we entered into a Line of Credit Agreement (the “LOC Agreement”) with Innovative Digital Investors Emerging Technology, L.P. (“IDI), a limited partnership controlled by Jonathan Bates, our Chief Executive Officer and Chairman, and Raymond Mow, our Chief Financial Officer and a director. The LOC Agreement provided for loans of up to $1,000,000 at our request to finance the purchase of equipment necessary for the operation of our business, and related working capital. Loans under the LOC Agreement accrue interest at 12% per annum, compounded on a 30/360 monthly basis until the loans have been repaid in full. We had the right to submit draw requests under the LOC Agreement until April 15, 2023. Each draw request is subject to the approval of IDI in its sole discretion. Amounts due under the LOC Agreement are secured by an unperfected lien against all of our assets. Note The amount drawn, plus all accrued interest therein, was repayable in full on December 1, 2023.

Effective May 13, 2023, we and IDI amended the LOC Agreement to increase the amount that we may borrow thereunder to $1,750,000, extended the date by which we could borrow funds thereunder to December 1, 2023, and extended the maturity date to December 1, 2024. Simultaneous with the extension, we borrowed an additional $500,000. Effective November 4, 2024, we and IDI amended the LOC Agreement to increase the amount that we may borrow thereunder to $2,300,000. In addition, IDI agreed that we have the right to extend the maturity date for six monthly periods in consideration for an extension fee of $25,000 for each extension, which will be added to the balance due thereunder. In addition, IDI was granted the right to convert 11,500,000 shares of common stock it owns into 2,300 shares of Series B Convertible Preferred Stock. In consideration for the above amendments, IDI agreed to approve a new draw under the line of credit of $250,000 and to purchase an additional 200 shares of Series B Convertible Preferred Stock for $200,000, for net new financing to us of $450,000. As of February 28, 2025, the amount of principal and interest due to related party was $1,875,000 and $444,540, respectively, as compared to $1,625,000 and $315,609 at August 31, 2024.

Transactions with ROC Digital Mining I, LLC

In October 2022, we entered into a joint venture arrangement with ROC Manager to jointly develop and operate a bitcoin mining operation in Pecos, Texas. Under the joint venture, we contributed one immersion container, six transformers and cash with a value of $987,429 as a capital contribution to ROC Digital. We simultaneously sold ROC Digital four immersion containers for $1,200,000, which is payable pursuant to a promissory note that bears interest at 5% per annum, and is payable pursuant to monthly payments of $31,203.64 per month through May 31, 2026. The note is secured by the equipment that was sold. As of August 31, 2024 and February 28, 2025, the principal and interest amount due on the note receivable from ROC Digital was $655,277 and $592,871, respectively. We own approximately 30% of ROC Digital, and 33 1/3% of ROC Manager. John Kelly, one of our directors, owns approximately 49% of ROC Digital, 33 1/3% of ROC Manager and is a manager of ROC Manager.

We also obtained the right to locate one container at the location that we would be able to use for self-mining. Under our hosting agreement with ROC Digital, we located one immersion container at the site for $500 per month, plus payment of our pro rata share of electricity, internet and insurance for the site. Under the hosting agreement, we also agreed to contribute $100,000 toward the electricity deposit for the site, which is refundable to us at the earlier of the date the electricity provider releases the deposit or 90 days after the expiration or termination of the hosting agreement. The hosting agreement has a term of one year, subject to our right to renew the agreement for two one year terms after receipt of notice of the renewal terms of the joint venture’s electricity supply agreement for the upcoming year.

See “Note 5 – Investment in Joint Venture,” for more information about ROC Digital and ROC Manager.

Transactions with Rykor Energy Solutions, LLC

In May 2024, we brokered the sale of 20 transformers to Rykor Energy Solutions, LLC (“Rykor”). The total sales price of the transformers was approximately $1,407,000 and our total cost was expected to be $1,340,000. As of August 31, 2024, we had received $703,500 against this order which is classified as an advance payment-related party since the order had not shipped as of August 31, 2024. Additionally, we made a payment of $670,000 to the supplier of the transformers. This amount was classified as a prepaid expense on our balance sheet as of August 31, 2024. During the six months ended February 28, 2025, by mutual agreement the order was reduced to ten transformers instead of 20 transformers. These units were delivered and we recorded revenue of $703,500 with a cost of sales of $670,000 resulting in a profit of $33,500 during the six months ended February 28, 2025. Rykor owns 2,672,000 shares of our common stock and warrants to purchase an additional 5,344,000 shares, and as a result is the beneficial owner of approximately 17.8% of our common stock. John Kelly, one of our directors, is a principal of Rykor.